Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income(Loss)	Accumulated Deficit	Subscription Payable	Treasury Stock	Total
Balance at Jan. 31, 2020	$ 5,441	$ 9,072,573	$ (304)	$ (8,902,277)			$ 175,433
Balance (in Shares) at Jan. 31, 2020	5,441,100
Common stock issued for note payable	$ 25	287,475					287,500
Common stock issued for note payable (in Shares)	25,000
Subscription payable for cash					60,000		60,000
Subscription payable for services					10,000		10,000
Reclassification of warrants from liability to equity		906,678					906,678
Proceeds from sale of common stock and warrants	$ 47	515,061					515,108
Proceeds from sale of common stock and warrants (in Shares)	46,828
Issuance of common stock for acquisition	$ 609	6,084,571					6,085,180
Issuance of common stock for acquisition (in Shares)	608,519
Common stock issued for services	$ 135	2,004,740					2,004,875
Common stock issued for services (in Shares)	135,325
Net loss				(2,932,828)			(2,932,828)
Balance at Jan. 31, 2021	$ 6,257	18,871,098	(304)	(11,835,105)	70,000		7,111,946
Balance (in Shares) at Jan. 31, 2021	6,256,772
Common stock issued for proceeds and payment for license	$ 81	699,919			(60,000)		640,000
Common stock issued for proceeds and payment for license (in Shares)	81,396
Common stock issued for services	$ 18	409,982			(10,000)		400,000
Common stock issued for services (in Shares)	18,102
Net loss				(315,957)			(315,957)
Balance at Apr. 30, 2021	$ 6,356	19,980,999	(304)	(12,151,062)			7,835,989
Balance (in Shares) at Apr. 30, 2021	6,356,270
Balance at Jan. 31, 2021	$ 6,257	18,871,098	(304)	(11,835,105)	70,000		7,111,946
Balance (in Shares) at Jan. 31, 2021	6,256,772
Common stock issued for proceeds and payment for license	$ 81	699,919			(60,000)		640,000
Common stock issued for proceeds and payment for license (in Shares)	81,396
Proceeds from sale of common stock and warrants in public offering	$ 1,056	5,835,174					5,836,230
Proceeds from sale of common stock and warrants in public offering (in Shares)	1,056,000
Proceeds from exercise of warrants	$ 392	2,942,578					2,942,970
Proceeds from exercise of warrants (in Shares)	392,396
Cashless exercise of warrants	$ 15	(15)
Cashless exercise of warrants (in Shares)	14,869
Common stock issued for note payable	$ 17	99,983					100,000
Common stock issued for note payable (in Shares)	17,182
Common stock issued for services	$ 28	476,872			(10,000)		466,900
Common stock issued for services (in Shares)	28,102
Common stock issued for settlement of liabilities	$ 25	143,975					144,000
Common stock issued for settlement of liabilities (in Shares)	24,642
Warrants issued for services		365,000					365,000
Treasury stock repurchased	$ (28)	28				(104,467)	(104,467)
Treasury stock repurchased (in Shares)	(28,125)
Employee stock options issued for services		532,832					532,832
Warrants issued for round down settlement		196,589					196,589
Deemed dividend from warrants		(196,589)					(196,589)
Net loss				(6,176,126)			(6,176,126)
Balance at Jan. 31, 2022	$ 7,843	29,967,444	(304)	(18,011,231)		(104,467)	11,859,285
Balance (in Shares) at Jan. 31, 2022	7,843,234
Treasury stock repurchased	$ (23)	23				(89,196)	(89,196)
Treasury stock repurchased (in Shares)	(23,002)
Net loss				(689,989)			(689,989)
Balance at Apr. 30, 2022	$ 7,820	$ 29,967,467	$ (304)	$ (18,701,220)		$ (193,663)	$ 11,080,100
Balance (in Shares) at Apr. 30, 2022	7,820,232